Biological assets	12 Months Ended
Jun. 30, 2026
Biological assets
Biological assets

14. Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2026 and 2025 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2024	28,910	25,681	35,959	68,889	534	729	160,702
Non-current (Production)	-	-	-	51,052	406	722	52,180
Current (Consumable)	28,910	25,681	35,959	17,837	128	7	108,522
Balance as of June 30, 2024	28,910	25,681	35,959	68,889	534	729	160,702
Transfers	(4,280)	4,280	-	-	-	-	-
Purchases	-	-	-	27,937	47	-	27,984
Initial recognition and changes in the fair value of biological assets (i)	-	4,598	11,651	9,270	589	-	26,108
Decrease due to harvest	-	(267,264)	(98,047)	-	-	-	(365,311)
Sales	-	-	-	(49,915)	(31)	-	(49,946)
Consumptions	-	-	-	(159)	(3)	(491)	(653)
Costs for the year	3,154	288,312	88,625	38,617	-	582	419,290
Foreign exchange	(15,869)	(470)	(1,390)	(1,146)	-	-	(18,875)
Balance as of June 30, 2025	11,915	55,137	36,798	93,493	1,136	820	199,299
Non-current (Production)	-	-	-	56,366	985	813	58,164
Current (Consumable)	11,915	55,137	36,798	37,127	151	7	141,135
Balance as of June 30, 2025	11,915	55,137	36,798	93,493	1,136	820	199,299
Purchases	-	-	-	51,081	88	-	51,169
Transfers	(3,000)	3,000	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	4,279	(7,656)	2,646	(934)	-	(1,665)
Decrease due to harvest	-	(330,888)	(67,754)	-	-	-	(398,642)
Sales	-	-	-	(96,061)	(49)	-	(96,110)
Consumption	-	-	-	(243)	(3)	(145)	(391)
Costs for the year	5,434	323,468	83,549	53,560	639	348	466,998
Currency translation adjustment	112	(3,702)	(1,528)	1,505	-	-	(3,613)
Balance as of June 30, 2026	14,461	51,294	43,409	105,981	877	1,023	217,045
Non-current (Production)	-	-	-	62,875	732	1,016	64,623
Current (Consumable)	14,461	51,294	43,409	43,106	145	7	152,422
Balance as of June 30, 2026	14,461	51,294	43,409	105,981	877	1,023	217,045

(i)

Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS 1,712 and ARS 9,859 for the fiscal years ended June 30, 2026 and 2025, respectively. For the fiscal years ended June 30, 2026 and 2025, amounts of ARS 10,933 and ARS 10,821 were attributable to price changes, and amounts of ARS (9,221) and ARS (962), were attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales as soon as the biological transformation of the bearer plant is observed.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological assets. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. Unobservable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

The fair value less estimated selling costs of agricultural produce at the point of harvest amount to ARS 319,189 and ARS 283,714 for the years ended June 30, 2026 and 2025, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

Description	Valuation technique	Parameters	Discount Rate	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate	Argentina:	Argentina
			30.00% - 32.50%	Yields: 0.24 - 12.23 Tn/ha
Operating cost: 126,096 - 1,269,986 ARS/ha
Commercial cost: 36,915 - 116,466 ARS/Tn
Future of sale prices: 269,837 - 1,845,000 ARS/Tn
			Brasil:	Brazil:
			11.79%	Yields: 93.85 Sacas/ha
Operating cost: 641.37 BRL/ha.
Future of sale prices: 52.19 BRL/tn
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate	Brasil:	Brazil:
			11.79%	Yields: 76.81 tn/ha
Operating cost: 156.28 BRL/tn.
Future of sale prices: 116.9 BRL/tn.

As of June 30, 2026 and 2025, the highest and best use of biological assets shall not significantly differ from the current use.

Capitalized cost of production as of June 30, 2026, 2025 and 2024 are as follows:

	06.30.2026	06.30.2025	06.30.2024
Supplies and labors	338,476	301,863	342,505
Salaries, social security costs and other personnel expenses	24,570	20,342	22,914
Depreciation and amortization	62,507	63,592	59,840
Fees and payments for services	2,308	1,760	1,387
Maintenance, security, cleaning, repairs and others	4,018	3,156	3,362
Taxes, rates and contributions	1,099	703	451
Leases and service charges	694	340	267
Freights	4,083	3,758	2,536
Travelling, library expenses and stationery	2,650	2,660	2,525
Other expenses	26,245	20,534	27,189
	466,650	418,708	462,976